Financial risk management - Classification by categories of financial assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Classification by categories of financial assets [Line Items]
Cash and due from banks at Amortized cost	₩ 39,742,605	₩ 40,525,712
Due from banks at FVTPL	40,862	35,450
Securities at FVTPL	76,597,261	70,231,449
Derivatives assets	7,153,950	10,279,257
Loans at FVTPL	1,415,254	1,879,946
Loans at amortized cost	464,773,880	449,295,238
Securities at FVOCI	103,216,950	93,805,369
Securities at amortized cost	31,944,368	33,315,999
Others	43,323,340	23,116,960
Financial assets, Total	768,208,470	722,485,380
Financial asset at FVTPL
Classification by categories of financial assets [Line Items]
Cash and due from banks at Amortized cost	0	0
Due from banks at FVTPL	40,862	35,450
Securities at FVTPL	76,597,261	70,231,449
Derivatives assets	6,536,859	9,576,896
Loans at FVTPL	1,415,254	1,879,946
Loans at amortized cost	0	0
Securities at FVOCI	0	0
Securities at amortized cost	0	0
Others	0	0
Financial assets, Total	84,590,236	81,723,741
Financial assets at FVOCI
Classification by categories of financial assets [Line Items]
Cash and due from banks at Amortized cost	0	0
Due from banks at FVTPL	0	0
Securities at FVTPL	0	0
Derivatives assets	0	0
Loans at FVTPL	0	0
Loans at amortized cost	0	0
Securities at FVOCI	103,216,950	93,805,369
Securities at amortized cost	0	0
Others	0	0
Financial assets, Total	103,216,950	93,805,369
Financial assets at amortised cost
Classification by categories of financial assets [Line Items]
Cash and due from banks at Amortized cost	39,742,605	40,525,712
Due from banks at FVTPL	0	0
Securities at FVTPL	0	0
Derivatives assets	0	0
Loans at FVTPL	0	0
Loans at amortized cost	464,773,880	449,295,238
Securities at FVOCI	0	0
Securities at amortized cost	31,944,368	33,315,999
Others	43,323,340	23,116,960
Financial assets, Total	579,784,193	546,253,909
Derivatives held for hedging
Classification by categories of financial assets [Line Items]
Cash and due from banks at Amortized cost	0	0
Due from banks at FVTPL	0	0
Securities at FVTPL	0	0
Derivatives assets	617,091	702,361
Loans at FVTPL	0	0
Loans at amortized cost	0	0
Securities at FVOCI	0	0
Securities at amortized cost	0	0
Others	0	0
Financial assets, Total	₩ 617,091	₩ 702,361